United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—0.3%
		Basic Industry - Chemicals—0.1%
$1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	$1,530,414
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
202,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	224,692
		TOTAL	224,692
		Financial Institution - Banking—0.1%
1,003,961	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	612,798
		Financial Institution - Finance Noncaptive—0.1%
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 6/01/2017	589,111
		Financial Institution - Insurance - Life—0.0%
500,000	[1]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	564,181
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,664,123)	3,521,196
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045 (IDENTIFIED COST $2,008,306)	1,900,969
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.6%
		Commercial Mortgage—2.6%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	1,540,340
2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	2,544,309
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	4,052,895
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	1,066,096
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,064,802
2,100,000		Commercial Mortgage Trust 2013-LC6 AM, 3.282%, 1/10/2046	2,012,092
4,000,000		Commercial Mortgage Trust 2013-LC6 B, 3.739%, 1/10/2046	3,854,241
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	2,588,917
4,000,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	4,186,931
2,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A B, 5.013%, 2/15/2046	2,158,560
1,000,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	1,023,099
2,250,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	2,192,009
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	1,046,411
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,476,928)	30,330,702
		COMMON STOCKS—0.0%
		Automobiles—0.0%
166	[3]	General Motors Co.	6,009
785	[3]	Motors Liquidation Co.	24,610
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,086)	30,619
		PREFERRED STOCK—0.0%
		Financial Institution - Brokerage—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		PURCHASED CALL Options—0.0%
6,000,000	[3]	Barclays AUD CALL/NZD PUT, Strike Price: $1.0957; Expiration Date: 7/18/2014	$45,526
42,400,000	[3]	BNP MXN CALL/JPY PUT, Strike Price: $7.62; Expiration Date: 3/5/2014	27,974
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $114,148)	73,500
		WARRANTS—0.0%
		Automotive—0.0%
150	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	4,044
150	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	2,767
		TOTAL WARRANTS (IDENTIFIED COST $2,308)	6,811
		INVESTMENT COMPANIES—96.9%[6]
9,155,678		Emerging Markets Fixed Income Core Fund	311,411,747
12,044,969		Federated Mortgage Core Portfolio	118,522,500
50,111,586	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	50,111,586
2,788,760		Federated Project and Trade Finance Core Fund	26,911,532
94,911,123		High Yield Bond Portfolio	637,802,750
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,121,859,304)	1,144,760,115
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $1,158,137,603)[8]	1,180,624,312
		OTHER ASSETS AND LIABILITIES - NET—0.0%[9]	494,193
		TOTAL NET ASSETS—100%	$1,181,118,505
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Notes 10-Year Short Futures	390	$48,567,188	June 2014	$(231,175)
[3]United States Treasury Notes 5-Year Short Futures	200	$23,971,875	June 2014	$(60,395)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(291,570)
The average notional value of long and short futures contracts held by the Fund throughout the period was $17,991,313 and $37,657,109, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/28/2014	4,300,000 Euro	$5,895,730	$39,462
3/7/2014	195,356,480 Japanese Yen	25,400,000 Mexican Peso	$4,631
3/7/2014	162,549,940 Japanese Yen	21,200,000 Mexican Peso	$(1,083)
Contracts Sold:
3/28/2014	4,300,000 Euro	$5,916,972	$(18,220)
4/1/2014	4,300,000 Euro	$5,894,827	$(40,348)
3/7/2014	97,430,590 Japanese Yen	12,700,000 Mexican Peso	$118
3/7/2014	97,311,210 Japanese Yen	12,700,000 Mexican Peso	$1,291
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(14,149)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $599,833 and $599,607, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

The average notional amount of purchased options held by the Fund throughout the period was $40,401. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $8,958,931, which represented 0.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2014, these liquid restricted securities amounted to $6,251,538, which represented 0.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2014, is as follows:

Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$981,653	$612,798
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,530,414
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$564,181
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holdings.
7	7-Day net yield.
8	At February 28, 2014, the cost of investments for federal tax purposes was $1,159,623,937. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts were $21,000,375. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,285,373 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,284,998.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$2,908,398	$612,798	$3,521,196
Commercial Mortgage-Backed Security	—	1,900,969	—	1,900,969
Collateralized Mortgage Obligations	—	30,330,702	—	30,330,702
Equity Securities:
Common Stock
Domestic	30,619	—	—	30,619
Preferred Stock
Domestic	—	—	400[1]	400
Purchased Call Options	45,526	27,974	—	73,500
Warrants	6,811			6,811
Investment Companies[2]	1,117,848,583	26,911,532	—	1,144,760,115
TOTAL SECURITIES	$1,117,931,539	$62,079,575	$613,198	$1,180,624,312
OTHER FINANCIAL INSTRUMENTS[3]	$(291,570)	$(14,149)	$—	$(305,719)

1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
NZD	—New Zealand Dollar
MXN	—Mexican Peso
JPY	—Japanese Yen

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014